Summary of Share Units Granted (Detail) (Share Units, USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Share Units
Number of share units
Beginning Balance	11,095,056		8,149,498
Granted	11,761,592		10,280,840
Vested	(14,648,952)	[1]	(6,803,641)
Forfeited	(543,251)		(531,641)
Ending Balance	7,664,445		11,095,056
Expect to vest at end of year	7,065,695		10,635,646
Weighted average grant date fair value
Beginning Balance	$ 0.61		$ 1.01
Granted	$ 0.49		$ 0.55
Vested	$ 0.53		$ 0.98
Forfeited	$ 0.80		$ 0.95
Ending Balance	$ 0.58		$ 0.61

[1]	On July 1, 2013, 873,194 share units was issued and vested immediately to settle the share to be issued with the acquisition of Kangshi.